Subsequent events (Details) - CNY (¥) ¥ in Millions	Mar. 31, 2020	Nov. 30, 2019
Subsequent events
Acquire of equity interest, percentage		80.00%
Estimated consideration for acquire of equity interest		¥ 13.5
Business combination
Subsequent events
Acquire of equity interest, percentage	70.00%